Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	DREYFUS MANAGER FUNDS I
Central Index Key	0001247088
Amendment Flag	false
Document Creation Date	Feb. 28, 2017
Document Effective Date	Feb. 28, 2017
Prospectus Date	Mar. 01, 2017
Dreyfus Research Long/Short Equity Fund | Class A
Prospectus:
Trading Symbol	DLSAX
Dreyfus Research Long/Short Equity Fund | Class C
Prospectus:
Trading Symbol	DLSCX
Dreyfus Research Long/Short Equity Fund | Class I
Prospectus:
Trading Symbol	DLSYX
Dreyfus Research Long/Short Equity Fund | Class Y
Prospectus:
Trading Symbol	DLYYX